Segment Reporting - Geographic Information of Revenue by Region (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Credit Services Organization Accrued Liability [Line Items]
Revenues	$ 42,558	$ 11,600	$ 20,598	$ 27,400
United States [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	5,048	3,576	4,532	3,653
United Kingdom [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	15,865	4,074	6,926	11,445
Italy [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	13,914	3,600	8,760	302
Brazil [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	6,269
Asia [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	1,406
Rest of The World [Member]
Credit Services Organization Accrued Liability [Line Items]
Revenues	56	350	380
CHINA
Credit Services Organization Accrued Liability [Line Items]
Revenues				$ 12,000